Short-Term Investments (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2026
Short-Term Investments [Line Items]
Short-term investments	$ 2,930	$ 462,900
Money market funds	2,921	152
Equity securities		190,025
Fair value amount		272,723
Money market fair value	9
Taikang Kaitai US Dollar Money Market Fund [Member]
Short-Term Investments [Line Items]
Short-term investments	2,930
Investment income from changes in fair value	$ 9